Investment in Associates and Joint Venture - Associate Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Total current assets	$ 325,580	$ 437,534
Total current liabilities	(779,123)	(459,349)
Non-current
Total non-current assets	5,434,165	5,419,229
Total non-current liabilities	(3,412,251)	(3,800,277)
Financial information from the statements of profit or loss
Revenues	809,577	674,089	$ 668,637
Profit for the year	80,516	3,289	(115,613)
Total comprehensive income for the year	80,355	2,596	(117,849)
Group's share in profit	1,969	2,192	1,627
Dividend declared	(98,522)	(92,557)	(193,436)
Associates
Current
Total current assets	25,174	25,861
Total current liabilities	(18,670)	(18,393)
Non-current
Total non-current assets	91,069	98,926
Total non-current liabilities	(59,168)	(73,571)
Net assets	38,405	32,823
Group's share	9,536	8,025
Effect from translation	151	(87)
Goodwill	13,821	13,821
Investment in associates and joint venture	23,508	21,759	21,620
Financial information from the statements of profit or loss
Revenues	28,234	27,807	26,294
Profit for the year	7,417	8,593	6,429
Total comprehensive income for the year	7,417	8,593	6,429
Group's share in profit	1,969	2,192	1,627
Dividend declared	(1,800)	(10,100)	(3,510)
Group's share in dividend	$ 450	$ 2,525	$ 878